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                         SUPPLEMENT DATED AUGUST 1, 2005
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005


This Supplement is intended to be distributed with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity," or "Wealthmark ML3 Variable Annuity," We refer to these prospectuses as the "Product Prospectuses."


           CHANGES TO VARIABLE INVESTMENT OPTION AND PORTFOLIO MANAGER


A. WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE SVS INVESCO DYNAMIC GROWTH PORTFOLIO VARIABLE INVESTMENT OPTION:

Effective August 1, 2005, the name of the underlying SVS INVESCO DYNAMIC GROWTH PORTFOLIO changed to SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO as a result of a change in portfolio manager .

We revise the table in the Product Prospectuses that contains a general description of the Portfolios to restate information concerning the SVS INVESCO Dynamic Growth Portfolio, as follows:

--------------------------------------------------------------------------------

PORTFOLIO                PORTFOLIO MANAGER           INVESTMENT DESCRIPTION
--------------------------------------------------------------------------------
SCUDDER SALOMON          Salomon Brothers            seeks capital appreciation.
AGGRESSIVE GROWTH        Asset Management Inc.
PORTFOLIO
--------------------------------------------------------------------------------

You should disregard references in the Product Prospectuses that lists Deutsche Asset Management Investment Services, Ltd. as the portfolio manager of the SVS INVESCO Dynamic Growth Portfolio.


B.  WE ADD THE FOLLOWING TO EACH OF THE PRODUCT PROSPECTUSES:

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING PORTFOLIOS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.













Wealthmark         333-70728, 333-70730
Wealthmark ML3     333-70850
NYWealthmark       33-79112, 33-46217
NYWealthmark ML3   333-83558
                                                                         JH-3600